John Deere Owner Trust 2022-C				EXHIBIT 99.2
Statement to Certificateholders

$310,000,000 Class A-1 4.14000% Asset Backed Notes due October 16, 2023
$439,211,000 Class A-2 4.98% Asset Backed Notes due August 15, 2025
$439,211,000 Class A-3 5.09% Asset Backed Notes due June 15, 2027
$82,246,000 Class A-4 5.20% Asset Backed Notes due September 17, 2029
$32,581,392 Overcollateralization

Payment Date:				17-Nov-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$17,320,875.13
		per $1,000 original principal amount:		$39.44

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$17,320,875.13

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$526,882.35
			per $1,000 original principal amount:	$1.20

		(iv)	Class A-4 Notes:	$356,399.33
			per $1,000 original principal amount:	$4.33

		(v)	Total:	$883,281.68

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$228,294,194.74

	(b)	Note Value at end of related Collection Period:		$221,722,395.25

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$32,581,392.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$106,895,003.54
		(ii)	A-3 Note Pool Factor:	0.2433796

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,246,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$205,734.79
		(i) per $1,000 original principal amount:	$0.14
	(b)	Amount of Servicing Fee earned:	$205,734.79
	(c)	Amount of Servicing Fee paid:	$205,734.79
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$563,893.41

(11)	(i)	Amount in Reserve Account:	$13,032,494.00
	(ii)	Specified Reserve Account Balance:	$13,032,494.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$6,244,197.64
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.74%

(13)	(i)	Aggregate amount of net losses for the collection period:	$281,392.31
	(ii)	Cumulative amount of net losses:	$5,069,784.32
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.35%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$484,273.93
		(ii) % of Pool Balance:	0.20%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%